PARTICIPATING LOAN INTERESTS	6 Months Ended
Jun. 30, 2018
Participating Loan Interests [Abstract]
PARTICIPATING LOAN INTERESTS
PARTICIPATING LOAN INTERESTS
Participating loan interests represent interests in certain properties in Australia that do not provide the partnership with control over the entity that owns the underlying property and are held at fair value through profit or loss ("FVTPL") on the condensed consolidated balance sheets. The instruments, which are receivable from a wholly-owned subsidiary of Brookfield Asset Management, have contractual maturity dates of September 26, 2020 and February 1, 2023, subject to the partnership’s prior right to convert into direct ownership interests in the underlying commercial properties, and have contractual interest rates that vary with the results of operations of those properties.

The outstanding principal of the participating loan interests relates to the following properties:

(US$ Millions)	Participation interest		Carrying value
Name of property	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Darling Park Complex, Sydney	30%	30%	$259	$251
IAG House, Sydney	50%	50%	111	111
Jessie Street, Sydney	100%	100%	151	155
Total participating loan interests			$521	$517

For the three and six months ended June 30, 2018, the partnership recognized interest income on the participating loan interests of $7 million (2017 - $7 million) and $13 million (2017 - $14 million), respectively, and fair value gains of $9 million (2017 - $25 million) and $20 million (2017 - $30 million), respectively.